Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Cash balances	$ 4,348,635	$ 2,958,674
Security deposits	92,636	97,876
Restricted cash	$ 467,806
Deferred revenue, description	Deferred revenue to be recognized in the succeeding 12 months period is included in the current deferred revenue with the remaining amounts included in noncurrent deferred revenue.
VAT rates	17.00%
Cash and restricted cash	$ 5,006,037	2,905,965
Functional currency, description	The RMB depreciated by 1.7% in fiscal year 2017 and further depreciated by 5.7% in fiscal year 2018.
Maturity period, Description	The bank notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year.
Impairment long-lived assets.	$ 0	$ 0
Value added tax, Description	The Company’s subsidiary in PRC are subject to a 6% to 17% value added tax (“VAT”) and related surcharges on the revenues earned from providing services.
Number of reportable segment | Segment	1
Collateral Pledged [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 109,083
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 467,806
Revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.00%
Revenues [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		17.20%	16.00%
Revenues [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		13.10%	12.20%
Revenues [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage			10.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	12.20%	18.70%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.70%	15.90%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		13.50%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		10.80%
Total Purchases [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	12.90%	16.60%	20.80%
Total Purchases [Member] | Suppliers Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	11.20%	12.10%	10.00%
Total Purchases [Member] | Suppliers Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.30%
Accounts Payable [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.60%	13.50%
Accounts Payable [Member] | Suppliers One [Member] | Prepayments [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		23.00%
Accounts Payable [Member] | Suppliers Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage	10.00%
Accounts Payable [Member] | Suppliers Two [Member] | Prepayments [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		16.90%
Accounts Payable [Member] | Suppliers Three [Member] | Prepayments [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		13.40%
Accounts Payable [Member] | Suppliers Four [Member] | Prepayments [Member]
Summary of Significant Accounting Policies (Textual)
Concentrations of risk, percentage		11.40%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Revenue recognition ,terms	12 months
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Revenue recognition ,terms	24 months